Liquidity and Going Concern Assessment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Liquidity and Going Concern Assessment [Abstract]
Cash and cash equivalents	$ 2,056,751		$ 2,056,751		$ 1,079,355	$ 1,383,533
Loss from operations	$ (787,120)	$ (1,511,603)	(1,697,053)	$ (1,096,364)	(5,739,508)	(1,103,899)
Cash flows used in operations			(5,697,319)	$ (3,977,286)	$ (4,131,477)	$ (1,068,146)
Working capital deficit			$ 618,235